Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
The Cook & Bynum Fund [Member]
Shareholder Report [Line Items]
Fund Name	The Cook & Bynum Fund
Class Name	The Cook & Bynum Fund
Trading Symbol	COBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Cook & Bynum Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/. You can also request this information by contacting us at (877) 839-2629.
Additional Information Phone Number	(877) 839-2629
Additional Information Website	www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/
Expenses [Text Block]
What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Cook & Bynum Fund	$75	1.49%[1]
¹ Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Cook & Bynum Fund (the “Fund”) delivered a positive return of 2.34% for the period of October 1, 2024, to March 31, 2025. In comparison, the MSCI AWCI Net Total Return Index returned -2.30% during the same period. The solid 2024 business performance that many of our companies reported underpinned the Fund’s positive results. The Fund’s two largest positions, Arca Continental and Berkshire Hathaway both contributed significantly to returns on the back of strong business results.

Line Graph [Table Text Block]
CUMULATIVE PERFORMANCE (based on a hypothetical $10,000 investment)

Average Annual Return [Table Text Block]
ANNUAL Performance
		Average Annual Return (%)
	1 Year	5 Year	10 Year
The Cook & Bynum Fund	2.22%	11.33%	3.78%
MSCI ACWI Net Total Return Index	7.11%	15.17%	8.84%

The MSCI All Country World Index (ACWI) Net Total Return captures the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets, reflecting dividends reinvested after withholding taxes. It offers a broad, global equity benchmark covering approximately 85% of the investable market capitalization.

Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/performance/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Inability to Meet Distribution Level [Text Block]	The MSCI All Country World Index (ACWI) Net Total Return captures the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets, reflecting dividends reinvested after withholding taxes. It offers a broad, global equity benchmark covering approximately 85% of the investable market capitalization.
ETF Past Performance [Text Block]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Net Assets	$ 72,647,955
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 311,694
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)
Fund Net Assets	$72,647,955
Number of Holdings	14
Total Advisory Fee Paid	$311,694
Portfolio Turnover Rate	1%
Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/performance/ for more recent performance information.

Holdings [Text Block]
Geographic Breakdown	Sector Breakdown

Largest Holdings [Text Block]
Top 10 Holdings	(%)
Arca Continental S.A.B. de C.V.	28.04%
Berkshire Hathaway Class B	23.47%
Anheuser-Busch InBev SA/NV	10.87%
Coca-Cola Embonor SA	10.80%
Fomento Economico Mexicano SAB	7.33%
Liberty Latin America Ltd. Class C	5.60%
Union de Cervecerias Peruanas Backus y Johnston SA	3.83%
BIM Birlesik Magazalar AS	2.48%
Migros Ticaret AS	1.66%
Ambev SA	1.55%

[1]	Annualized.